Schedule of supplementary pension plan assets (Details) $ in Millions	Jun. 30, 2022 USD ($)	[1]
Petros renegotiated [member]
IfrsStatementLineItems [Line Items]
Surplus registered by Petros	$ 1,388
Financial assumptions	(1,120)
Ordinary and extraordinary sponsor contributions	2,190
Changes in fair value of plan assets	1,447	[2]
Others (including Actuarial valuation method)	145
Net actuarial liability recorded by the Company	4,050
Petros non renegotiated [member]
IfrsStatementLineItems [Line Items]
Surplus registered by Petros	139
Financial assumptions	(364)
Ordinary and extraordinary sponsor contributions	652
Changes in fair value of plan assets	543	[2]
Others (including Actuarial valuation method)	200
Net actuarial liability recorded by the Company	$ 1,169

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.